Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,531,000	Royalties	UNITED STATES	United States Department of the Interior	Mid-con oil and natural gas operations	Oil, natural gas and NGLs	SandRidge Exploration and Production	Well
#: 2
	5,000	Fees	UNITED STATES	United States Department of the Interior	Mid-con oil and natural gas operations	Oil, natural gas and NGLs	SandRidge Exploration and Production	Well
#: 3
	$ 263,000	Taxes	UNITED STATES	United States Federal Government	Mid-con oil and natural gas operations	Oil, natural gas and NGLs	SandRidge Exploration and Production	Well